Summary of Major Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Major Accounting Policies [Abstract]
The estimated useful lives of the major classes of property, plant and equipment
The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40 years
Machinery, equipment and tooling	3-18 years
Office furniture, software and other	3-10 years